Expenses - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cost of revenue consists of:
Broadcaster/subscription Fees	$ 15,765,593	$ 15,454,840	$ 12,715,217
Lease line/bandwidth charges	1,098,510	1,225,922	1,091,700
Carriage fees		1,658
Cable hardware & networking Exp.	35,261	78,157	28,129
Ham charges	199		3,156
Activation installation costs			37,217
Programming expenses		2,003	8,872
Cost of Sub-Contractors & Consultancy Service	60,546
Total	$ 16,960,109	$ 16,762,580	$ 13,884,291